Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017
General and Administrative Expenses
Salaries, directors' fees and related benefits	$ 2,209	$ 2,199
Share-based compensation (Note 10)	1,318	1,808
Professional fees	784	432
Regulatory fees	137	154
Investor and public relations	1,036	1,227
Office and administration	637	756
Amortization	4	18
Total General and Administration Expenses	6,125	6,594
Other Expenses (Income)
Finance costs - net (Note 11)	2,233	2,672
(Gain) / loss on foreign exchange	6	(7)
Gain on disposal of financial instrument (Note 5)	(36)	(8)
Loss on disposal of intangible (Note 5)	1,324
Loss on disposal of lands (Note 5)	469
Other income	(23)	(22)
Total Other Expenses	3,973	2,635
Loss for the Period	10,098	9,229
Other Comprehensive Loss (Income)
Reclassified gain on disposal of financial instrument (Note 5)	36	8
Items that may be subsequently reclassified to profit or loss:
Unrealized gain on financial instrument (Note 5)	166	(221)
Other Comprehensive Income for the Period	202	(213)
Total Comprehensive Loss for the Period - Net of Tax	$ 10,300	$ 9,016
Basic and Diluted Loss per Share	$ (0.03)	$ (0.03)
Weighted Average Number of Shares	318,891,961	288,998,010